SCHEDULE OF INVESTMENTS December 31, 1995



NAME OF ISSUER
Percentages represent the market value                       RATING
of each investment category to total                       MOODY'S/S&P       COUPON                    PRINCIPAL
net assets                                                 (UNAUDITED)        RATE       MATURITY       AMOUNT     MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (7.33%)
ND Municipal Bond Bank                                         A1/NR            6.300%     10/01/15     $  530,000   $   566,527
ND Municipal Bond Bank                                         NR/A             7.850      10/01/14      1,300,000     1,495,468
ND Municipal Bond Bank                                         A1/NR            6.250      10/01/14      3,325,000     3,567,791
ND Building Auth. Lease Rev.                                    A/A             5.500      08/15/14      1,300,000     1,294,839
                                                                                                                     -----------
                                                                                                                     $ 6,924,625
                                                                                                                     -----------
HEALTH CARE (23.75%)
Bismarck (St. Vincent Nurs. Home) Hlth. Rev.                   NR/NR            8.500%     06/01/09     $  175,000   $   187,077
Bismarck (Marillac Manor II) Ret. Facs. Rev.                   NR/NR            8.625      02/01/10        675,000       741,049
Bismarck (Marillac Manor) Ret. Facs. Rev.                      NR/NR            7.700      02/01/16        250,000       279,247
Burleigh Cty. (St. Vincent Nurs. Home) Rev.                    NR/NR            7.000      06/01/19        500,000       554,650
Burleigh Cty. (Missouri Slope Ctr.) Rev. Ref.                  NR/NR            7.000      11/01/07        500,000       528,630
Burleigh Cty. (Missouri Slope Care Fdn.) Rev. Ref.             NR/NR            7.250      06/01/12        500,000       531,240
Carrington, Catholic Hlth. Corp. (Ctr.) Rev.                   A1/A+            6.250      11/15/15        500,000       533,315
Cass Cty., Catholic Hlth. Corp. (Vil. Naz.) Rev.               A1/A+            6.250      11/15/07      1,000,000     1,050,570
Cass Cty., Catholic Hlth. Corp. (Vil. Naz.) Rev.               A1/A+            6.250      11/15/14      2,545,000     2,732,795
Cass Cty. (St. Lukes Hosp.) Facs. Rev.                         NR/A+            7.500      06/01/06        300,000       319,074
Devils Lake (Lake Region Luth. Home) Rev.                      NR/NR            6.500      10/01/13        250,000       263,480
Devils Lake (Catholic Health Corp.) Rev.                       A1/A+            6.250      11/15/07      1,125,000     1,201,320
Dickinson, Cath. Hlth. Corp. (St. Josephs) Rev.                A1/A+            7.200      06/01/14      1,015,000     1,072,439
Dickinson (BHS L/T Care) Hlth. Care Facs. Rev.                 A1/NR            7.625      02/15/20      1,210,000     1,336,614
Dickinson (BHS L/T Care) Hlth. Care Facs. Rev.                 A1/NR            7.500      02/15/10        600,000       661,212
Fargo (St. Lukes Hosp.) Facs. Ref. Rev.                        NR/A+            6.500      06/01/15      4,000,000     4,343,840
Fargo (Elim Homes) Nursing Home Ref. Rev.                      NR/NR            8.750      03/01/09        150,000       151,005
Fargo (Elim Homes) Nursing Home Rev.                           NR/NR            9.000      03/01/19        380,000       382,869
Jamestown (Heritage Center) Cong. Hsg. Rev.                    NR/NR            8.500      09/01/06        200,000       224,030
Lisbon (Parkside Luth. Home) Nurs. Home Rev.                   NR/NR            7.500      06/01/12        500,000       527,740
Ward Cty. (St. Joseph's Hosp.) Rev.                           NR/BBB-           7.500      11/01/15      1,000,000     1,083,530
Ward Cty. (St. Joseph's Hosp.) Rev.                           NR/BBB-           7.250      11/01/06      1,000,000     1,085,300
Ward Cty. (St. Joseph's Hosp.) Rev.                           NR/BBB-           7.250      11/01/06      1,000,000     1,085,300
Ward Cty. (St. Joseph's Hosp.) Rev.                           NR/BBB-           7.500      11/01/15      1,450,000     1,571,118
                                                                                                                     -----------
                                                                                                                     $22,447,444
                                                                                                                     -----------
HOUSING (24.23%)
Grand Forks Hsg. Auth. (Ryan Hse.) Multifam. Ref.              Aa/NR            6.300%     03/01/22     $  500,000   $   516,620
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            6.700      07/01/13        405,000       433,836
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            7.750      07/01/24        840,000       910,535
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            8.000      07/01/13        295,000       321,751
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            8.050      01/01/24        930,000     1,013,272
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            7.850      07/01/01        265,000       285,834
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            6.800      07/01/25      1,540,000     1,657,964
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            6.800      07/01/23      2,965,000     3,188,620
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            7.000      07/01/23      1,345,000     1,467,328
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            7.250      07/01/10        350,000       379,379
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            7.300      07/01/24      1,360,000     1,473,356
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            7.900      07/01/10        175,000       190,591
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            7.375      07/01/17        580,000       609,441
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            5.950      07/01/25      3,190,000     3,232,236
North Dakota (HFA) Single Family Mortgage Program.             Aa/A+            6.950      07/01/25      1,995,000     2,172,316
North Dakota (HFA) Finance Program                             Aa/NR            6.750      01/01/25      3,470,000     3,754,852
North Dakota (HFA) Finance Program                             Aa/NR            6.300      01/01/15        980,000     1,027,236
North Dakota (HFA) Finance Program                             Aa/NR            6.250      07/01/15        265,000       274,092
                                                                                                                     -----------
                                                                                                                     $22,909,259
                                                                                                                     -----------

POLLUTION CONTROL (5.48%)
Mercer Cty. (Basin Electric) PCR                                A/A             7.700%     01/01/19     $2,085,000   $ 2,147,550
Mercer Cty. (Basin Electric) PCR                                A/A             8.125      01/01/19      1,230,000     1,266,900
Mercer Cty. (Basin Electric) PCR                                A/A             8.125      01/01/19        180,000       185,400
Mercer Cty. (Basin Electric) PCR                                A/A             7.000      01/01/19        995,000     1,080,232
Mercer Cty. (Ottertail Power) PCR Ref.(MBIA)                  Aa/AA-            6.900      02/01/19        450,000       498,105
                                                                                                                     -----------
                                                                                                                     $ 5,178,187
                                                                                                                     -----------
REAL ESTATE (8.41%)
Burleigh Co. (Univ. of Mary) Facs. Rev.                        NR/NR            5.750%     12/01/11     $1,000,000   $   983,580
Burleigh Co. (Univ. of Mary) Facs. Rev.                        NR/NR            5.875      12/01/11      1,000,000       988,950
Fargo (Dome Authority) Sub. Sales Tax. Rev.                   Baa1/NR           7.250      01/01/09      1,000,000     1,119,160
Fargo, Park District (Golf Course) Rev.                        NR/NR            7.300      11/01/06        130,000       144,134
Fargo, Park District (Golf Course) Rev.                        NR/NR            7.350      11/01/07        110,000       122,069
Fargo, Park District (Golf Course) Rev.                        NR/NR            7.250      11/01/10        190,000       210,360
Grand Forks Regional Airport Authority Rev.                    A/NR             7.500      10/01/09        225,000       242,705
Grand Forks Regional Airport Authority Rev.                    A/NR             7.500      10/01/10        240,000       258,886
Jamestown (College) Facility Rev.                              NR/NR            6.625      10/01/14        800,000       847,376
ND St. Brd of Hgr Ed. (MSU) Student Svcs. Ref.                 NR/NR            6.750      08/01/05        755,000       816,729
ND St. Brd of Hgr Ed. (MSU) Student Svcs. Ref.                 NR/NR            5.500      08/01/13        400,000       398,488
University of ND (G.F.) Lease Financing COP                    A/A-             7.300      09/01/10      1,425,000     1,550,001
Wahpeton (Town Centre. Sqr.) MultiFam. Hsg. Ref.               NR/NR            8.500      02/01/14        250,000       263,088
                                                                                                                     -----------
                                                                                                                     $ 7,945,526
                                                                                                                     -----------
INSURED/GUARANTEED (30.44%)
*Bismarck (MedCenter. One) Ref. & Imp. (BIGI)                 Aaa/AAA           7.500%     05/01/13     $2,500,000   $ 2,790,750
Bismarck (St. Alexius Med. Ctr.) Ref. AMBAC                   Aaa/AAA           6.900      05/01/06      1,400,000     1,569,456
Central Cass Cty., PSD#17 GO Sch. Bldg. (MBIA)                Aaa/AAA           6.500      05/01/13        430,000       472,463
Central Cass Cty., PSD#17 GO Sch. Bldg. (MBIA)                Aaa/AAA           6.500      05/01/14        460,000       505,724
Grand Forks (United Hosp.) Facs. Rev. MBIA                    Aaa/AAA           6.625      12/01/10        830,000       915,141
Grand Forks (United Hosp.) Facs. Rev. MBIA                    Aaa/AAA           6.500      12/01/06        750,000       827,078
Grand Forks (United Hosp.) Facs. Rev. MBIA                    Aaa/AAA           6.250      12/01/19      1,000,000     1,077,050
Grand Forks (United Hosp.) Facs. Rev. MBIA                    Aaa/AAA           6.450      12/01/23      1,525,000     1,674,404
Mercer Cty. (Mont.-Dak. Utilities) PCR (FGIC)                 Aaa/AAA           6.650      06/01/22      7,000,000     7,696,220
Mercer Cty. (NW Public. Service.) PCR Ref. (MBIA)             Aaa/AAA           5.850      06/01/23      4,300,000     4,540,671
Morton Cty. (Mont.-Dak. Utilities) PCR (FGIC)                 Aaa/AAA           6.650      06/01/22        350,000       386,449
ND (HFA) Muliti-family Ref. (FNMA guaranteed)                 Aaa/AAA           6.200      12/01/20        825,000       842,391
*ND Building. Auth. (St. Bd. Hr. Ed.) (AMBAC)                 Aaa/AAA           7.400      06/01/10      1,140,000     1,278,442
ND Building Auth. Ref.Lease Rev. (AMBAC)                      Aaa/AAA           6.000      06/01/10      1,700,000     1,824,695
*North Dakota Student Loan Rev. (AMBAC)                       Aaa/AAA           7.750      07/01/02      1,060,000     1,145,669
University of ND (G.F.) Hsg. & Aux. Ref. (AMBAC)              Aaa/AAA           7.850      04/01/14        340,000       374,500
Valley City, Western Hlth. Care Fac. Rev. (BIGI)              Aaa/AAA           7.625      01/01/19        200,000       216,830
Williston Cath. Hlth. Corp. (Mercy Hosp.) (MBIA)              Aaa/AAA           7.200      06/01/14        600,000       641,028
                                                                                                                     -----------
                                                                                                                     $28,778,961
                                                                                                                     -----------
TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST:$88,880,596)                                                                $94,184,002

SHORT-TERM SECURITIES (.13%)
Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio (Cost: $120,227)                          $   120,227
                                                                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES (COST: $89,000,823)                                                                  $94,304,229
                                                                                                                     ===========
*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS December 31, 1995

STATEMENT OF ASSETS AND LIABILITIES
 December 31, 1995
-----------------------------------
ASSETS
     Investments in securities, at        $  94,304,229
      value (cost:$89,000,823)
     Accrued dividends receivable                 4,551
     Accrued interest receivable              1,621,079
                                          -------------

        Total Assets                      $  95,929,859
                                          -------------

LIABILITIES
     Bank overdraft                       $      23,315
     Dividends payable                          403,120
     Accrued expenses                            94,108
     Payable for fund shares redeemed            28,196
     Security Purchases Payable                 849,415
                                          -------------

        Total Liabilities                 $   1,398,154
                                          -------------

NET ASSETS                                $  94,531,705
                                          =============

     Net asset value per share,
      10,402,491 shares outstanding       $        9.09
                                          =============

STATEMENT OF OPERATIONS for the year
 ended December 31, 1995
------------------------------------
INVESTMENT INCOME
    Interest                              $   5,905,886
    Dividends                                    58,083
                                          -------------
         Total Investment Income          $   5,963,969
                                          -------------

EXPENSES
    Investment advisory fees              $     572,789
    Distribution fees (12b-1)                   238,662
    Custodian fees                               15,031
    Transfer agent fees                         103,153
    Accounting service fees                       4,310
    Audit and legal fees                          7,910
    Directors fees                               26,317
    Insurance                                    11,000
    Printing and postage                         19,115
    License, fees, and registrations              7,893
                                          -------------
        Total expenses                    $   1,006,180
    Less expenses waived or absorbed
     by the Fund's manager                        3,799
                                          -------------
        Total Net Expenses                $   1,002,381
                                          -------------

NET INVESTMENT INCOME                     $   4,961,588
                                          -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FUTURES:
     Net realized gain (loss) from:
     Investment transactions                    120,879
     Futures transactions                    (4,228,723)
     Net change in unrealized
      appreciation (depreciation) of
     investments                              7,035,220
                                          -------------
         Net Realized and Unrealized
          Gain (Loss) On Investments      $   2,927,376
                                          -------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $   7,888,964
                                          =============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS December 31, 1995


STATEMENT OF CHANGES IN NET ASSETS
for the year ended December 31, 1995 and year ended December 31, 1994
---------------------------------------------------------------------

                                                                           For the Year Ended      For the Year Ended
                                                                                 12/31/95               12/31/94
                                                                           ------------------      ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income                                                  $       4,961,588       $        4,692,695
    Net realized gain (loss) on investment and futures transactions               (4,107,844)               1,173,544
    Net unrealized appreciation (depreciation) on investments                      7,035,220               (7,832,506)
                                                                           ------------------------------------------
         Net Increase (Decrease) in Net Assets Resulting From Operations   $       7,888,964       $       (1,966,267)
                                                                           ------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income                                   $      (4,961,588)      $       (4,692,695)
    Distributions in excess of net investment income                                (229,423)                (226,026)
    Distributions from net realized gain on investment transactions                        0                        0
                                                                           ------------------------------------------
         Total Dividends and Distributions                                 $      (5,191,011)      $       (4,918,721)
                                                                           ------------------------------------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                                           $       5,471,316       $       13,739,580
    Proceeds from reinvested dividends                                             3,322,041                3,061,970
    Cost of shares redeemed                                                       (8,824,914)              (3,093,650)
                                                                           ------------------------------------------
         Net Increase (Decrease) in Net Assets Resulting From
         Capital Share Transactions                                        $         (31,557)      $       13,707,900
                                                                           ------------------------------------------

TOTAL INCREASE IN NET ASSETS                                               $       2,666,396       $        6,822,912

NET ASSETS, BEGINNING OF PERIOD                                                   91,865,309               85,042,397

                                                                           ------------------------------------------
NET ASSETS, END OF PERIOD                                                  $      94,531,705       $       91,865,309
                                                                           ===========================================

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS December 31, 1995


Note 1. ORGANIZATION

        ND Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on October 7, 1988, and commenced operations on January 3, 1989. The Funds objective is to provide as high a level of current income exempt from federal and North Dakota income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of North Dakota tax exempt securities.

        Shares of the Fund are offered with no initial sales charge. Shares may be subject to a contingent deferred sales charge, if those shares are redeemed within five years of purchase.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        INVESTMENT SECURITY VALUATION - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

        The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

        FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required.

        DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

        INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

        FUTURES CONTRACTS AND OPTIONS - The Fund may purchase and sell financial futures and option contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

        A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of US Government or Municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded.

        Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.

        The Fund may purchase options on financial futures contracts. Daily fluctuations in the value of the options are recorded for financial reporting purposes as unrealized gains or losses by the fund. Upon sale or expiration of the option, the Fund will realize, for book purposes, a gain or loss equal to the difference between the cost of the option and the value on sale or expiration date.

        Certain risks may arise upon entering into futures contracts and options. These risks may include changes in the value of the futures contracts or options that may not directly correlate with changes in the value of the underlying securities.

        USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. SHARE TRANSACTIONS

        As of December 31, 1995, there were 100,000,000 shares of $.001 par authorized; 10,402,491 and 10,408,547 were outstanding at December 31, 1995 and December 31, 1994, respectively.

        Transactions in capital shares were as follows:

                                             Shares                                      Amount
                                             ------                                  --------------
                            For the Year Ended    For the Year Ended    For the Year Ended    For the Year Ended
                              Dec. 31, 1995          Dec. 31, 1994         Dec. 31, 1995         Dec. 31, 1994
                           -------------------------------------------------------------------------------------
Shares sold                            605,360             1,478,546           $ 5,471,316           $13,739,580
Shares issued on                       368,749               330,011             3,322,041             3,061,970
 reinvestment of dividends
Shares redeemed                       (980,165)             (337,033)           (8,824,914)           (3,093,650)
                           -------------------------------------------------------------------------------------
Net increase (decrease)                 (6,056)            1,471,524           $   (31,557)          $13,707,900
                           =====================================================================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        ND Money Management, Inc., the Fund's investment adviser, ND Capital, Inc., the Fund's underwriter, and ND Resources, Inc., the Fund's transfer agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

        The Fund has engaged ND Money Management, Inc., to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $572,789 of investment advisory fees for the year ended December 31, 1995. The Fund has a payable to ND Money Management, Inc. of $45,139 at December 31, 1995 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

        The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the Plan), whereby the Fund shall pay at the annual rate of 0.75% of the average daily net assets of the Fund to ND Capital, Inc. (Capital), its principal underwriter, for expenses incurred in the distribution of the Fund's shares. Pursuant to the Plan, Capital is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a dealer sales agreement with Capital. Capital will be reimbursed at a rate not to exceed 0.75% of the average daily net assets of the Fund for the prior month. The fund has recognized $238,662 of 12b-1 fee expenses for the period ended December 31, 1995. The Fund has a payable to ND Capital, Inc. of $18,808 at December 31, 1995 for 12b-1 fees.

        ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of .16% of the Fund's first $10 million of average daily net assets, .13% of the Fund's average daily net assets on the next $15 million, .11% of the Fund's average daily net assets on the next $15 million, .10% of the Fund's average daily net assets on the next $10 million, and 0.09% of the Fund's average daily net assets in excess of $50 million. The Fund has recognized $103,153 of transfer agency fees for the year ended December 31, 1995.


Note 5. INVESTMENT SECURITY TRANSACTIONS

        The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $7,521,800 and $14,606,483, respectively, for the year ended December 31, 1995.


Note 6. INVESTMENT IN SECURITIES

        At December 31, 1995, the aggregate cost of securities for federal income tax purposes was $89,000,823, and the net unrealized appreciation of investments based on the cost was $5,303,406, which is comprised of $5,307,354 aggregate gross unrealized appreciation and $3,948 aggregate gross unrealized depreciation.

FINANCIAL HIGHLIGHTS Selected per share data and ratios for the year indicated
------------------------------------------------------------------------------

                                                             For the Year Ended December 31,

                                           1995         1994         1993         1992         1991         1990
                                        ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $  8.83      $  9.52      $  9.49      $  9.47      $  9.36      $  9.49
                                        ------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                  $   .47      $   .48      $   .52      $   .59      $   .61      $   .63
 Net realized and unrealized gain
  (loss) on investments and
  futures transactions                      .28         (.67)         .05          .04          .11         (.13)
                                        ------------------------------------------------------------------------
    Total Income(Loss) From
     Investment Operations              $   .75      $  (.19)     $   .57      $   .63      $   .72      $   .50
                                        ------------------------------------------------------------------------

LESS DISTRIBUTIONS:
 Dividends from net investment income   $  (.47)     $  (.48)     $  (.52)     $  (.59)     $  (.61)     $  (.63)
 Distributions  in excess of net
  investment income                        (.02)        (.02)        (.02)        (.02)         .00          .00
                                        ------------------------------------------------------------------------
    Total Distributions                 $  (.49)     $  (.50)     $  (.54)     $  (.61)     $  (.61)     $  (.63)
                                        ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD          $  9.09      $  8.83      $  9.52      $  9.49      $  9.47      $  9.36
                                        ========================================================================

TOTAL RETURN                               8.68%(A)    (2.07)%(A)    5.94%(A)     6.62%(A)     7.86%(A)     7.96%(A)


Ratios/Supplemental Data:
 Net assets, end of period (in
  thousands)                            $94,532      $91,865      $85,042      $61,429      $31,243      $14,793
 Ratio of net expenses (after expense
  assumption) to average net assets        1.05%(B)     1.06%(B)     1.01%(B)     0.95%(B)     0.72%(B)     0.49%(B)
 Ratio of net investment income to
  average net assets                       5.20%        5.19%        5.39%        5.91%        6.26%        6.68%
 Portfolio turnover rate                   8.02%        5.55%       18.59%       17.35%       14.11%       57.96%

(A) Excludes contingent deferred sales charge of 4%.
(B) During the period indicated above, ND Holdings, Inc. assumed expenses of $3,799, $31,115, $30,707, $66,030, $111,171, and $93,006, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 1.05%, 1.10%, 1.05%, 1.08%, 1.18%, and 1.38%, respectively.

[GRAPH APPEARS HERE]

            Comparison of change in value of $10,000 investment in ND Tax-Free Fund, Inc. and Lehman Municipal Bond Index (Unaudited)


-----------------------------------------------------------------
                 ND Tax-Free Fund     Lehman Municipal Bond Index
-----------------------------------------------------------------
1/3/1989             $10,000                    $10,000
-----------------------------------------------------------------
    1990             $10,291                    $11,196
-----------------------------------------------------------------
    1991             $11,109                    $12,004
-----------------------------------------------------------------
    1992             $12,008                    $13,630
-----------------------------------------------------------------
    1993             $12,718                    $16,023
-----------------------------------------------------------------
    1994             $13,529                    $17,239
-----------------------------------------------------------------
    1995             $13,262                    $15,672
-----------------------------------------------------------------
    1996             $14,413                    $19,320
-----------------------------------------------------------------

                          INDEPENDENT AUDITOR'S REPORT



To the Shareholders and Board of Directors of ND Tax Free Fund, Inc.


We have audited the accompanying statement of assets and liabilities of ND Tax Free Fund, Inc. (the Fund), including the schedule of investments, as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1993, and the financial highlights for each of the four years in the period then ended, were audited by other auditors whose report dated January 20, 1994, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ND Tax Free Fund, Inc. as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.



BRADY, MARTZ & ASSOCIATES, P.C.

February 12, 1996